Schedule of Investments (unaudited)
June 30, 2023
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
Carmax Auto Owner Trust, Series 2023-2, Class A3, 5.05%, 01/18/28	USD	2,134	$ 2,119,246
Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.65%, 05/15/35(a)		2,391	2,372,370
Enterprise Fleet Financing LLC
Series 2022-3, Class A2, 4.38%, 07/20/29(a)		2,967	2,902,854
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		2,316	2,303,117
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92%, 05/15/28(a)		3,331	3,293,934
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1, 5.34%, 06/15/28(a)		1,805	1,801,594
Series 2023-2, Class A, 5.34%, 06/17/30(a)		617	614,196
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)		121	105,143
PFS Financing Corp.
Series 2023-A, Class A, 5.80%, 03/15/28(a)		2,658	2,658,832
Series 2023-B, Class A, 5.27%, 05/15/28(a)		3,792	3,748,697
Total Asset-Backed Securities — 1.9% (Cost: $22,079,793)			21,919,983
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 9.8%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)		945	879,426
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1-mo. LIBOR US + 0.88%), 6.06%, 09/15/34(a)(b)		3,928	3,808,768
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.72%, 05/15/53(a)(b)		400	303,131
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class B, 3.49%, 04/14/33(a)		2,164	1,977,259
Series 2018-DSNY, Class A, (1-mo. LIBOR US + 0.85%), 6.04%, 09/15/34(a)(b)		2,558	2,541,072
BANK
Series 2018-BN11, Class B, 4.49%, 03/15/61(b)		1,769	1,557,953
Series 2021-BN38, Class A5, 2.52%, 12/15/64		5,090	4,133,586
BBCMS Mortgage Trust, Series 2023-C19, Class A5, 5.45%, 04/15/56		1,430	1,446,498
Beast Mortgage Trust, Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 6.01%, 04/15/36(a)(b)		1,140	1,097,419
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.88%, 02/15/51(b)		1,000	912,346
BFLD, Series 2019-DPLO, Class A, (1-mo. CME Term SOFR + 1.20%), 6.35%, 10/15/34(a)(b)		70	69,447
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.84%, 03/15/40(a)(b)		2,000	1,970,178
BPR Trust, Series 2021-TY, Class A, (1-mo. LIBOR US + 1.05%), 6.24%, 09/15/38(a)(b)		2,863	2,716,733
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		3,920	3,629,544
BX Commercial Mortgage Trust
Series 2019-XL, Class D, (1-mo. CME Term SOFR + 1.56%), 6.71%, 10/15/36(a)(b)		3,570	3,527,172
Series 2021-VINO, Class B, (1-mo. LIBOR US + 0.85%), 6.05%, 05/15/38(a)(b)		910	882,583
Series 2022-LP2, Class A, (1-mo. CME Term SOFR + 1.01%), 6.16%, 02/15/39(a)(b)		5,833	5,654,402
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2018-BILT, Class A, (1-mo. LIBOR US + 1.05%), 6.24%, 05/15/30(a)(b)	USD	442	$ 437,271
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(b)		1,489	1,236,933
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 6.06%, 02/15/36(a)(b)		245	237,475
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 6.06%, 02/15/36(a)(b)		275	266,242
Series 2022-GPA, Class A, (1-mo. CME Term SOFR + 2.17%), 7.31%, 10/15/39(a)(b)		1,053	1,051,349
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		1,254	1,059,754
Citigroup Commercial Mortgage Trust
Series 2020-420K, Class B, 2.86%, 11/10/42(a)		130	102,400
Series 2023-SMRT, Class A, 6.02%, 06/10/28(a)(b)		1,370	1,367,388
Commercial Mortgage Trust
Series 2014-LC15, Class A4, 4.01%, 04/10/47		2,025	1,997,193
Series 2015-CR27, Class B, 4.49%, 10/10/48(b)		2,917	2,635,950
Series 2015-LC23, Class ASB, 3.60%, 10/10/48		1,744	1,685,556
Series 2017-COR2, Class AM, 3.80%, 09/10/50		404	358,750
Series 2019-521F, Class B, (1-mo. LIBOR US + 1.10%), 6.39%, 06/15/34(a)(b)		1,304	1,179,070
Credit Suisse Mortgage Capital Trust
Series 2020-NET, Class C, 3.53%, 08/15/37(a)		266	233,195
Series 2021-980M, Class A, 2.39%, 07/15/31(a)		1,090	926,377
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, (1-mo. LIBOR US + 1.15%), 6.34%, 11/15/38(a)(b)		2,270	2,221,589
Grace Mortgage Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40(a)		900	687,924
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		910	880,962
Series 2005-ROCK, Class F, 5.52%, 05/03/32(a)		706	649,015
GS Mortgage Securities Trust
Series 2014-GC24, Class A5, 3.93%, 09/10/47		4,000	3,859,508
Series 2015-GC34, Class B, 4.47%, 10/10/48(b)		1,500	1,360,035
Series 2021-ROSS, Class A, (1-mo. LIBOR US + 1.15%), 6.34%, 05/15/26(a)(b)		730	654,682
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.34%, 08/15/39(a)(b)		3,060	3,060,956
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.24%, 03/15/28(a)(b)		1,100	1,082,082
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 07/10/39(a)(b)		669	520,368
IMT Trust, Series 2017-APTS, Class BFX, 3.61%, 06/15/34(a)(b)		2,425	2,325,127
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35(a)		349	325,802
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class ASB, 3.66%, 09/15/47		1,566	1,535,041
Series 2015-C28, Class A4, 3.23%, 10/15/48		4,058	3,826,090
Series 2016-C1, Class ASB, 3.32%, 03/17/49		1,687	1,614,616
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, 2.95%, 09/06/38(a)(b)		1,790	1,570,857
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		865	785,680
Series 2020-609M, Class A, (1-mo. LIBOR US + 1.37%), 6.56%, 10/15/33(a)(b)		2,000	1,818,993
Series 2020-609M, Class D, (1-mo. LIBOR US + 2.77%), 7.96%, 10/15/33(a)(b)		600	501,761
Series 2021-2NU, Class A, 1.97%, 01/05/40(a)		1,210	952,619

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-CGSS, Class A, (1-mo. CME Term SOFR + 2.47%), 7.62%, 12/15/36(a)(b)	USD	420	$ 419,454
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.33%, 09/15/39(a)(b)		210	210,063
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class B, (1-mo. CME Term SOFR + 0.91%), 6.06%, 12/15/37(a)(b)		165	160,543
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49(a)		559	558,429
Med Trust, Series 2021-MDLN, Class A, (1-mo. LIBOR US + 0.95%), 6.14%, 11/15/38(a)(b)		3,732	3,617,807
MF1
Series 2021-W10, Class A, (1-mo. CME Term SOFR + 1.07%), 6.22%, 12/15/34(a)(b)		480	463,443
Series 2021-W10, Class B, (1-mo. CME Term SOFR + 1.37%), 6.52%, 12/15/34(a)(b)		640	606,687
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/28(a)		2,355	2,347,937
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.04%, 11/15/46		1,170	1,158,649
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49		2,083	1,993,706
Series 2018-H3, Class B, 4.62%, 07/15/51(b)		740	636,283
Series 2018-MP, Class A, 4.42%, 07/11/40(a)(b)		1,000	815,022
MSCG Trust, Series 2018-SELF, Class C, (1-mo. LIBOR US + 1.18%), 6.37%, 10/15/37(a)(b)		1,841	1,793,382
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57(b)		1,398	1,313,722
Series 2018-4, Class MA, 3.50%, 03/25/58		1,515	1,420,935
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.33%, 05/15/37(a)(b)		1,250	1,214,070
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class ASB, 3.57%, 09/15/58		1,615	1,562,898
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57		1,863	1,789,607
Series 2015-P2, Class AS, 4.01%, 12/15/48		1,605	1,493,207
Series 2017-C41, Class B, 4.19%, 11/15/50(b)		1,304	1,077,315
Series 2018-AUS, Class A, 4.19%, 08/17/36(a)(b)		2,417	2,178,234
Series 2021-FCMT, Class A, (1-mo. LIBOR US + 1.20%), 6.39%, 05/15/31(a)(b)(c)		3,516	3,352,098
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A4, 3.41%, 08/15/47		1,937	1,881,780
			114,181,398
Interest Only Commercial Mortgage-Backed Securities — 0.5%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class XA, 1.08%, 05/15/53(a)(b)		1,575	74,908
BANK
Series 2020-BN29, Class XA, 1.44%, 11/15/53(b)		4,257	300,672
Series 2021-BN33, Class XA, 1.17%, 05/15/64(b)		15,804	876,903
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.73%, 10/15/53(b)		15,436	1,106,967
Series 2020-B21, Class XA, 1.56%, 12/17/53(b)		3,847	282,607
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.73%, 06/15/56(b)		8,840	467,612
Commercial Mortgage Trust, Series 2014-LC17, Class XA, 0.81%, 10/10/47(b)		37,983	219,385
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.71%, 06/15/52(b)		12,859	861,127
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.61%, 10/15/52(b)		10,071	663,151
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class XA, 0.87%, 05/15/51(b)	USD	8,268	$ 220,372
Series 2020-C58, Class XA, 1.93%, 07/15/53(b)		4,505	426,860
Series 2021-C59, Class XA, 1.66%, 04/15/54(b)		3,952	320,988
			5,821,552
Total Non-Agency Mortgage-Backed Securities — 10.3% (Cost: $130,365,545)			120,002,950
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.9%
Fannie Mae
Series 2010-134, Class KZ, 4.50%, 12/25/40		194	176,915
Series 2010-141, Class LZ, 4.50%, 12/25/40		396	381,656
Series 2011-131, Class LZ, 4.50%, 12/25/41		260	240,701
Series 2011-8, Class ZA, 4.00%, 02/25/41		623	588,769
Series 2013-81, Class YK, 4.00%, 08/25/43		200	185,875
Series 2017-100, Class ZJ, 3.50%, 12/25/47		2,954	2,561,342
Series 2017-76, Class PB, 3.00%, 10/25/57		900	670,946
Series 2018-32, Class PS, (1-mo. LIBOR US + 7.23%), 1.22%, 05/25/48(b)		2,022	1,716,199
Series 2022-25, Class KL, 4.00%, 05/25/52		1,500	1,349,696
Freddie Mac
Series 3745, Class ZA, 4.00%, 10/15/40		328	311,153
Series 3780, Class ZA, 4.00%, 12/15/40		1,339	1,274,036
Series 3960, Class PL, 4.00%, 11/15/41		900	855,640
Series 4161, Class BW, 2.50%, 02/15/43		1,400	1,193,339
Series 4384, Class LB, 3.50%, 08/15/43		1,106	1,046,651
Series 4988, Class AK, 1.00%, 07/25/50		2,201	1,742,308
Series 5002, Class TJ, 2.00%, 07/25/50		2,170	1,809,257
Series 5319, Class PO, 0.00%, 08/25/50(d)		7,700	5,356,312
Ginnie Mae
Series 2014-107, Class WX, 6.72%, 07/20/39(b)		332	340,454
Series 2016-123, Class LM, 3.00%, 09/20/46		600	502,823
			22,304,072
Commercial Mortgage-Backed Securities — 1.4%
Freddie Mac
Series K082, Class A2, 3.92%, 09/25/28(b)		2,400	2,328,932
Series K139, Class A2, 2.59%, 01/25/32(b)		12,000	10,380,744
Series K154, Class A2, 3.42%, 04/25/32		3,500	3,271,194
			15,980,870
Interest Only Collateralized Mortgage Obligations — 1.0%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43		1,008	119,019
Series 2014-68, Class YI, 4.50%, 11/25/44		450	91,416
Series 2015-66, Class AS, (1-mo. LIBOR US + 6.25%), 1.10%, 09/25/45(b)		2,747	170,983
Series 2016-60, Class SD, (1-mo. LIBOR US + 6.10%), 0.95%, 09/25/46(b)		1,196	79,173
Series 2016-78, Class CS, (1-mo. LIBOR US + 6.10%), 0.95%, 05/25/39(b)		1,559	99,625
Series 2017-38, Class S, (1-mo. LIBOR US + 6.10%), 0.95%, 05/25/47(b)		1,992	190,190
Series 2017-68, Class IE, 4.50%, 09/25/47		1,758	308,680
Series 2017-70, Class SA, (1-mo. LIBOR US + 6.15%), 1.00%, 09/25/47(b)		1,257	131,916
Series 2019-5, Class SA, (1-mo. LIBOR US + 6.10%), 0.95%, 03/25/49(b)		8,291	742,143
Series 2020-101, Class AI, 3.50%, 01/25/51		684	122,396
Series 2020-32, Class IO, 4.00%, 05/25/50		1,896	381,277
Series 2020-32, Class PI, 4.00%, 05/25/50		1,968	395,736

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2021-23, Class CI, 3.50%, 07/25/46	USD	2,589	$ 430,126
Series 2021-41, Class IO, 3.50%, 07/25/51		4,936	856,235
Series 2021-88, Class IO, 2.50%, 12/25/51		2,255	316,107
Series 427, Class C71, 3.00%, 10/25/49		2,353	368,256
Freddie Mac
Series 389, Class C35, 2.00%, 06/15/52		1,081	132,324
Series 4062, Class GI, 4.00%, 02/15/41		210	10,655
Series 4119, Class SC, (1-mo. LIBOR US + 6.15%), 0.96%, 10/15/42(b)		1,551	151,640
Series 4901, Class CS, (1-mo. LIBOR US + 6.10%), 0.95%, 07/25/49(b)		1,908	170,391
Series 4941, Class SH, (1-mo. LIBOR US + 5.95%), 0.80%, 12/25/49(b)		3,929	317,713
Series 5022, Class KI, 3.00%, 10/25/50		1,707	269,941
Series 5081, Class PI, 3.00%, 03/25/51		864	140,612
Series 5109, Class ID, 2.50%, 05/25/51		1,970	303,086
Series 5112, Class KI, 3.50%, 06/25/51		1,570	281,169
Series 5127, Class AI, 3.00%, 06/25/51		815	128,792
Series 5152, Class EI, 3.50%, 10/25/51		727	134,302
Series 5159, Class KI, 3.00%, 11/25/51		2,492	316,322
Series 5159, Class PI, 3.00%, 11/25/51		4,370	633,143
Series 5176, Class QI, 3.00%, 12/25/51		2,510	374,665
Ginnie Mae
Series 2017-101, Class SL, (1-mo. LIBOR US + 6.20%), 1.04%, 07/20/47(b)		1,596	170,643
Series 2020-115, Class IM, 3.50%, 08/20/50		2,388	393,409
Series 2020-146, Class DI, 2.50%, 10/20/50		3,244	422,758
Series 2020-175, Class DI, 2.50%, 11/20/50		1,110	144,754
Series 2020-185, Class MI, 2.50%, 12/20/50		3,996	521,978
Series 2021-104, Class IH, 3.00%, 06/20/51(c)		4,606	689,892
Series 2021-149, Class KI, 3.00%, 08/20/51		8,907	1,430,675
			11,942,142
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac
Series K110, Class X1, 1.81%, 04/25/30(b)		1,198	104,365
Series K116, Class X1, 1.53%, 07/25/30(b)		2,083	158,455
Series K119, Class X1, 1.02%, 09/25/30(b)		3,303	171,223
Series K120, Class X1, 1.13%, 10/25/30(b)		2,922	165,325
Series K122, Class X1, 0.97%, 11/25/30(b)		5,056	251,026
Ginnie Mae
Series 2016-151, Class IO, 0.81%, 06/16/58(b)		21,323	869,868
Series 2017-61, Class IO, 0.75%, 05/16/59(b)		1,473	52,689
			1,772,951
Mortgage-Backed Securities — 115.5%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51		46,329	37,785,100
2.00%, 10/01/31 - 03/01/52		144,863	120,524,443
2.50%, 09/01/27 - 02/01/52		126,471	109,650,166
3.00%, 04/01/28 - 06/01/52		48,428	43,680,739
3.50%, 03/01/29 - 04/01/52		41,628	38,735,510
4.00%, 02/01/31 - 05/01/53		46,871	44,441,258
4.50%, 05/01/24 - 10/01/52		30,863	29,960,241
5.00%, 02/01/35 - 04/01/53		16,004	15,830,173
5.50%, 05/01/34 - 06/01/53		14,902	14,928,107
6.00%, 02/01/38 - 05/01/53		11,275	11,455,902
6.50%, 07/01/37 - 01/01/38		25	26,047
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 04/01/51		9,330	7,696,677
2.00%, 01/01/36 - 02/01/52		79,148	65,925,985
2.50%, 02/01/30 - 04/01/52		100,149	85,955,385
3.00%, 09/01/27 - 08/01/52(e)		70,027	62,596,631
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities
3.50%, 02/01/31 - 09/01/52(e)	USD	53,070	$ 48,814,869
4.00%, 08/01/40 - 03/01/53		38,650	36,693,469
4.50%, 05/01/24 - 08/01/52		7,387	7,147,798
5.00%, 05/01/28 - 02/01/53		4,800	4,759,334
5.50%, 01/01/28 - 05/01/53		11,727	11,704,572
6.00%, 08/01/28 - 06/01/53		20,427	20,752,238
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 07/15/53(f)		46,277	38,977,423
2.50%, 04/20/51 - 07/15/53(f)		86,225	74,703,772
3.00%, 12/20/44 - 07/15/53(f)		40,964	36,713,090
3.50%, 01/15/42 - 07/15/53(f)		33,964	31,421,897
4.00%, 04/20/39 - 07/15/53(f)		31,492	29,911,306
4.50%, 09/20/39 - 07/15/53(f)		36,087	34,927,595
5.00%, 07/15/33 - 07/15/53(f)		12,254	12,063,501
5.50%, 07/15/38 - 07/15/53(f)		7,650	7,626,903
6.00%, 03/20/53 - 07/15/53(f)		4,108	4,134,934
6.50%, 07/15/53(f)		1,999	2,034,139
Uniform Mortgage-Backed Securities
1.50%, 07/01/38 - 07/01/53(f)		8,760	6,988,989
2.00%, 07/01/38 - 07/01/53(f)		67,857	56,267,658
2.50%, 07/01/38 - 07/01/53(f)		58,801	50,193,799
3.00%, 07/01/38 - 07/01/53(f)		22,929	20,267,498
3.50%, 07/01/38 - 07/01/53(f)		14,949	13,644,551
4.00%, 07/01/38 - 07/01/53(f)		45,559	42,779,705
4.50%, 07/01/38 - 07/01/53(f)		29,691	28,580,077
5.00%, 07/01/53(f)		28,396	27,823,643
5.50%, 07/01/53(f)		3,394	3,377,560
6.00%, 07/01/53(f)		1,849	1,865,323
6.50%, 07/01/53(f)		4,209	4,297,455
			1,347,665,462
Total U.S. Government Sponsored Agency Securities — 120.0% (Cost: $1,483,142,602)			1,399,665,497
Total Long-Term Investments — 132.2% (Cost: $1,635,587,940)			1,541,588,430
Shares
Short-Term Securities
Money Market Funds — 0.5%
Dreyfus Treasury Securities Cash Management, Institutional Class, 4.96%(g)	6,190,038	6,190,038
		Par (000)
U.S. Treasury Obligations(h) — 1.6%
U.S. Treasury Bills
4.99%, 07/18/23	USD	906	904,104
5.24%, 10/12/23		17,836	17,576,481
			18,480,585
Total Short-Term Securities — 2.1% (Cost: $24,672,227)			24,670,623
Total Investments Before TBA Sale Commitments — 134.3% (Cost: $1,660,260,167)			1,566,259,053
TBA Sale Commitments(f)
Mortgage-Backed Securities — (25.8)%
Ginnie Mae Mortgage-Backed Securities, 2.50%, 07/15/53		(28,700)	(24,850,164)

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.50%, 07/01/53	USD	(86,734)	$ (73,585,012)
3.00%, 07/01/53		(12,537)	(11,033,103)
3.50%, 07/01/53		(13,559)	(12,354,632)
4.00%, 07/01/53		(82,724)	(77,659,067)
4.50%, 07/01/53		(52,723)	(50,699,191)
5.00%, 07/01/53		(18,717)	(18,339,533)
5.50%, 07/01/53		(19,081)	(18,988,576)
6.00%, 07/01/53		(13,156)	(13,271,840)
Total TBA Sale Commitments — (25.8)% (Proceeds: $(301,795,213))			(300,781,118)
Total Investments Net of TBA Sale Commitments — 108.5% (Cost: $1,358,464,954)			1,265,477,935
Liabilities in Excess of Other Assets — (8.5)%			(98,869,241)
Net Assets — 100.0%			$ 1,166,608,694
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Zero-coupon bond.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(f)	Represents or includes a TBA transaction.
(g)	Annualized 7-day yield as of period end.
(h)	Rates are discount rates or a range of discount rates as of period end.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (10 Year)	362	09/20/23	$ 40,640	$ (261,084)
U.S. Treasury Notes (2 Year)	2	09/29/23	407	169
				(260,915)
Short Contracts
3-month SOFR	10	09/19/23	2,370	12,284
U.S. Treasury Bonds (30 Year)	85	09/20/23	10,787	2,464
U.S. Ultra Treasury Notes (10 Year)	57	09/20/23	6,751	56,455
U.S. Treasury Notes (5 Year)	161	09/29/23	17,242	300,361
3-month SOFR	10	12/19/23	2,365	20,134
3-month SOFR	10	03/19/24	2,366	39,846
				431,544
				$ 170,629
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.18%	Quarterly	1-day Overnight Fed Funds Effective Rate, 5.08%	Quarterly	10/21/25	USD	232	$ 24,751	$ —	$ 24,751
1-day SOFR, 5.09%	Quarterly	0.17%	Quarterly	10/21/25	USD	232	(24,710)	—	(24,710)
0.56%	Quarterly	1-day Overnight Fed Funds Effective Rate, 5.08%	Quarterly	10/21/30	USD	83	17,129	—	17,129
1-day SOFR, 5.09%	Quarterly	0.53%	Quarterly	10/21/30	USD	83	(17,286)	—	(17,286)
							$ (116)	$ —	$ (116)

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series M Portfolio
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD	3,976	$ 1,205,223	$ 174,693	$ 1,030,530
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD	4,174	1,265,484	192,413	1,073,071
							$ 2,470,707	$ 367,106	$ 2,103,601
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	09/17/58	Not Rated	USD	1,734	$ (413,091)	$ (72,153)	$ (340,938)
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	BBB-	USD	4,398	(1,333,120)	(293,758)	(1,039,362)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	3,753	(1,137,586)	(252,617)	(884,969)
								$ (2,883,797)	$ (618,528)	$ (2,265,269)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 21,919,983	$ —	$ 21,919,983
Non-Agency Mortgage-Backed Securities	—	116,650,852	3,352,098	120,002,950
U.S. Government Sponsored Agency Securities	—	1,398,975,605	689,892	1,399,665,497
Short-Term Securities
Money Market Funds	6,190,038	—	—	6,190,038
U.S. Treasury Obligations	—	18,480,585	—	18,480,585

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series M Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
TBA Sale Commitments	$ —	$ (300,781,118)	$ —	$ (300,781,118)
	$ 6,190,038	$ 1,255,245,907	$ 4,041,990	$ 1,265,477,935
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 2,103,601	$ —	$ 2,103,601
Interest Rate Contracts	431,713	41,880	—	473,593
Liabilities
Credit Contracts	—	(2,265,269)	—	(2,265,269)
Interest Rate Contracts	(261,084)	(41,996)	—	(303,080)
	$ 170,629	$ (161,784)	$ —	$ 8,845
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced